Revenue - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2021 EUR (€)
Other revenue information
Remaining performance obligations										€ 70.0
Remaining performance obligation period						2 years	2 years
Leukemia & Lymphoma Society (LLS)
Other revenue information
Revenue									€ 0.1
Contingent payment upon achievement of certain milestone under the collaboration agreement | $						$ 4.4
Genentech Inc.
Other revenue information
Revenue				€ 3.6	€ 2.7		€ 12.0	€ 7.6
Collaboration agreement initial upfront payment received		$ 96.0	€ 83.2
Revenue under contract liabilities							29.9		41.9
Additional payments upon achievement of milestones | $						$ 5,000.0
Roivant Sciences Ltd.
Other revenue information
Revenue				5.9			8.9
Collaboration agreement initial upfront payment received | $	$ 60.0
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	20.0
Revenue under contract liabilities							40.1		€ 49.0
Additional payments upon achievement of milestones | $	$ 2,000.0
Genentech and Roivant
Other revenue information
Revenue under contract liabilities				9.5			20.9
AbCheck
Other revenue information
Revenue				€ 0.2	€ 0.2		€ 0.5	€ 0.4